Revenue Recognition - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Revenue from Contract with Customer [Abstract]
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	$ 90,000,000	$ 80,000,000	$ 85,000,000
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect of accounting changes		195,000,000
Bad debts expense	101,000,000	95,000,000	$ 102,000,000
Capitalized contract cost
Amortization of contract cost assets	124,000,000
Impairment of capitalized contract cost	$ 0
Minimum
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Capitalized contract cost, amortization period	14 months
Maximum
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Capitalized contract cost, amortization period	5 years
Retained earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect of accounting changes		$ 165,000,000
Revenue from contract with customer
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Bad debts expense	$ 100,000,000
ASU 2014-09 | Retained earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect of accounting changes				$ 164,000,000